Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
20.	Subsequent Events

On April 21, 2023 (the “Effective Date”), Newegg Inc. entered into a purchase and sale agreement (the “Agreement”) to purchase a commercial office building located in Diamond Bar, California for a purchase price of twenty-three million dollars ($23,000,000).  As part of the Agreement, Newegg Inc. will pay an initial deposit of six hundred ninety thousand dollars ($690,000) (the “Initial Deposit”) and an additional deposit of fifty thousand dollars ($50,000) (the “Additional Deposit”) within three business days of the Effective Date.  The purchase is subject to a thirty-day inspection period (the “Inspection Period”), and closing is expected to occur fifteen days after the expiration of the inspection period, subject to certain extension rights.  The Initial Deposit is refundable if Newegg Inc. elects to terminate the Agreement prior to the expiration of the Inspection Period.  The Additional Deposit is non-refundable, except in the event of certain events of default by Seller.

The Company intends to fund the purchase price through a combination of cash on hand and borrowings under our revolving credit facility.